SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Detail 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of period	$ 3,223,785,295	$ 3,099,547,182	$ 3,038,552,898
Acquisitions	3,371,233,860	131,689,483	35,529,419
Impairment	(12,916,233)	(3,660,381)	(414,687)
Improvements	220,272,401	17,916,855	31,346,919
Disposals/other	(58,417,625)	(21,707,844)	(5,467,367)
Balance at close of period	6,743,957,698	3,223,785,295	3,099,547,182
Reconciliation of real estate accumulated depreciation
Balance at beginning of period	821,711,991	707,409,888	580,373,211
Provisions for depreciation	210,554,569	123,141,880	128,523,788
Dispositions/other	(13,116,882)	(8,839,777)	(1,487,111)
Balance at close of period	$ 1,019,149,678	$ 821,711,991	$ 707,409,888